JPMorgan SmartRetirement® Blend 2030 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 47.5%
Fixed Income — 13.2%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	26,446	193,322
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	757	4,471
JPMorgan High Yield Fund Class R6 Shares (a)	18,397	114,245
Total Fixed Income		312,038
International Equity — 5.4%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	8,307	128,005
U.S. Equity — 28.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	11,101	684,300
Total Investment Companies (Cost $985,277)		1,124,343
Exchange-Traded Funds — 33.3%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	347	28,745
Fixed Income — 7.8%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	3,786	177,727
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	46	2,087
JPMorgan Inflation Managed Bond ETF (a)	99	4,711
Total Fixed Income		184,525
International Equity — 16.3%
JPMorgan BetaBuilders International Equity ETF (a)	7,165	385,905
U.S. Equity — 8.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,341	101,141
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,609	87,341
Total U.S. Equity		188,482
Total Exchange-Traded Funds (Cost $750,594)		787,657
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 5.6%
U.S. Treasury Bonds
1.13%, 5/15/2040	12,554	8,354
1.13%, 8/15/2040	8,198	5,419
1.88%, 2/15/2041	2,964	2,217
2.25%, 5/15/2041	341	271
1.75%, 8/15/2041	5,095	3,689
2.00%, 11/15/2041	225	170
3.38%, 8/15/2042	4,205	3,948
3.88%, 2/15/2043	590	595
1.25%, 5/15/2050	656	381
1.38%, 8/15/2050	11,655	6,999
1.63%, 11/15/2050	2,118	1,358
1.88%, 2/15/2051	3,461	2,364
2.38%, 5/15/2051	70	54

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.25%, 2/15/2052	2,730	2,036
3.00%, 8/15/2052	2,384	2,094
3.63%, 2/15/2053	1,410	1,400
U.S. Treasury Notes
0.88%, 1/31/2024 (b)	6,645	6,435
1.75%, 3/15/2025	4,620	4,419
3.88%, 3/31/2025	2,570	2,562
4.00%, 12/15/2025	870	873
4.63%, 3/15/2026	4,040	4,132
1.88%, 2/28/2027	4,023	3,754
3.25%, 6/30/2027	3,075	3,022
2.75%, 7/31/2027	75	72
3.13%, 8/31/2027	5,735	5,610
0.63%, 12/31/2027	2,630	2,287
3.50%, 1/31/2028	5,000	4,974
2.75%, 2/15/2028	5,500	5,283
3.63%, 3/31/2028	8,255	8,269
1.25%, 4/30/2028	3,385	3,014
1.00%, 7/31/2028	2,205	1,927
2.88%, 4/30/2029	9,656	9,271
3.13%, 8/31/2029	6,796	6,615
3.88%, 9/30/2029	1,700	1,728
3.50%, 1/31/2030	2,360	2,350
3.63%, 3/31/2030	5,415	5,440
2.75%, 8/15/2032	2,061	1,940
3.50%, 2/15/2033	5,040	5,048
U.S. Treasury STRIPS Bonds 1.05%, 8/15/2026 (c)	1,705	1,503
Total U.S. Treasury Obligations (Cost $141,814)		131,877
Corporate Bonds — 4.3%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.50%, 3/1/2025	249	237
2.75%, 2/1/2026	59	56
2.20%, 2/4/2026	105	97
2.70%, 2/1/2027	1,876	1,728
3.45%, 11/1/2028	180	166
Leidos, Inc. 5.75%, 3/15/2033	120	123
Northrop Grumman Corp.
5.15%, 5/1/2040	220	223
3.85%, 4/15/2045	255	213
Raytheon Technologies Corp.
2.25%, 7/1/2030	373	319
5.15%, 2/27/2033	165	172
2.82%, 9/1/2051	385	267
		3,601

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	292	309
Hyundai Capital America
2.65%, 2/10/2025 (d)	596	568
1.30%, 1/8/2026 (d)	90	81
2.38%, 10/15/2027 (d)	730	645
		1,603
Banks — 1.0%
Banco Santander SA (Spain)
1.85%, 3/25/2026	400	359
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	175
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	511	459
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	229	228
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	125	114
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	1,230	1,162
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	295	285
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	835	703
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	221	220
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	203	176
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	275	272
Banque Federative du Credit Mutuel SA (France) 1.60%, 10/4/2026 (d)	345	303
Barclays plc (United Kingdom)
4.34%, 1/10/2028	265	252
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	160
BNP Paribas SA (France) (SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	346	288
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	864	776
(SOFR + 2.10%), 5.97%, 1/18/2027 (d) (e)	250	249
(SOFR + 1.73%), 3.12%, 10/19/2032 (d) (e)	250	187
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	500	474
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	442	413
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	110	91
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	200	169
(3-MONTH CME TERM SOFR + 1.17%), 3.88%, 1/24/2039 (e)	367	311
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (d) (f)	255	180
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	580	557
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	617	551
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (d) (e)	200	200
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (d) (e)	320	280
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (d)	200	205
HSBC Holdings plc (United Kingdom)
(SOFR + 3.03%), 7.34%, 11/3/2026 (e)	238	247
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,660	1,422

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	200	168
Huntington National Bank (The) 5.65%, 1/10/2030	334	320
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (d)	400	384
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	205	180
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (e)	210	212
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	330	292
3.74%, 3/7/2029	813	760
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.44%, 2/22/2034 (e)	200	202
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	210	185
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (e)	525	527
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	300	306
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (e)	200	207
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (e)	375	352
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.02%, 3/2/2034 (e)	200	207
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (d)	200	201
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	255	252
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	500	446
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	432	438
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	215	187
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	350	356
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	780	731
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (d) (e)	300	262
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	255	221
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d)	590	465
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (d) (e)	200	175
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	405	412
5.71%, 1/13/2030	405	418
Truist Financial Corp. (SOFR + 1.85%), 5.12%, 1/26/2034 (e)	135	132
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	265	231
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,454
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	484	436
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	315	279
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (f)	50	34
3.13%, 11/18/2041	217	150
Westpac New Zealand Ltd. (New Zealand) 4.90%, 2/15/2028 (d)	420	418
		23,468

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	471
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	252
3.20%, 11/21/2029	624	579
4.05%, 11/21/2039	600	536
4.25%, 11/21/2049	210	185
Amgen, Inc.
5.25%, 3/2/2033	275	283
3.15%, 2/21/2040	429	337
5.60%, 3/2/2043	345	355
3.00%, 1/15/2052	170	116
Gilead Sciences, Inc. 2.60%, 10/1/2040	253	187
		2,830
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	555	492
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	203	162
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	124
		286
Capital Markets — 0.4%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	166
Credit Suisse AG (Switzerland)
7.95%, 1/9/2025	283	288
1.25%, 8/7/2026	365	308
Credit Suisse Group AG (Switzerland) 4.28%, 1/9/2028 (d)	1,015	915
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	795	685
(SOFR + 1.72%), 3.04%, 5/28/2032 (e)	408	314
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,293	1,254
(SOFR + 0.79%), 1.09%, 12/9/2026 (e)	1,149	1,029
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	904	825
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (d)	705	716
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	420	375
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	162
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	205	207
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	895	733
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	255	197
S&P Global, Inc.
2.70%, 3/1/2029	311	283

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
4.25%, 5/1/2029	285	281
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (d) (e)	200	191
		8,929
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	197	198
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	141	113
LYB International Finance III LLC 1.25%, 10/1/2025	127	115
Nutrien Ltd. (Canada)
5.90%, 11/7/2024	191	194
5.00%, 4/1/2049	111	102
		722
Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	400	388
6.50%, 7/15/2025	200	201
2.45%, 10/29/2026	1,030	925
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (d)	207	194
5.50%, 1/15/2026 (d)	650	636
2.13%, 2/21/2026 (d)	110	98
4.25%, 4/15/2026 (d)	20	19
2.53%, 11/18/2027 (d)	1,092	924
Capital One Financial Corp.
3.80%, 1/31/2028	200	183
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	230	175
General Motors Financial Co., Inc. 3.80%, 4/7/2025	345	336
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (d)	59	59
		4,138
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc.
1.80%, 2/10/2031 (d)	330	261
2.50%, 2/10/2041 (d)	112	76
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (d)	300	224
3.63%, 5/13/2051 (d)	335	233
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	107	97
		891
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	238	212
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	94
Diversified REITs — 0.0% ^
Safehold Operating Partnership LP 2.85%, 1/15/2032	391	304

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
WP Carey, Inc.
2.40%, 2/1/2031	163	133
2.45%, 2/1/2032	160	128
2.25%, 4/1/2033	90	68
		633
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	322	295
3.50%, 6/1/2041	584	461
3.55%, 9/15/2055	369	265
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (d)	500	419
Verizon Communications, Inc.
2.10%, 3/22/2028	150	134
2.36%, 3/15/2032	132	108
2.65%, 11/20/2040	204	146
		1,828
Electric Utilities — 0.3%
DTE Electric Co. 5.40%, 4/1/2053	280	293
Duke Energy Florida LLC 5.95%, 11/15/2052	133	148
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	83
Duke Energy Progress LLC 2.90%, 8/15/2051	165	112
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	85	69
Edison International 5.75%, 6/15/2027	225	230
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	181
Entergy Arkansas LLC 2.65%, 6/15/2051	84	54
Entergy Louisiana LLC
4.00%, 3/15/2033	166	155
2.90%, 3/15/2051	70	48
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	279	281
Evergy, Inc. 2.90%, 9/15/2029	441	395
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	530	492
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	210	177
Florida Power & Light Co. 5.30%, 4/1/2053	160	170
Fortis, Inc. (Canada) 3.06%, 10/4/2026	283	266
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	106
ITC Holdings Corp. 2.95%, 5/14/2030 (d)	136	120
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	212	208
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	103	80
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	280	186
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	105	95
2.45%, 12/2/2027 (d)	365	312
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	137
Pacific Gas and Electric Co.
3.45%, 7/1/2025	130	124
2.95%, 3/1/2026	788	733

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.75%, 8/15/2042 (g)	79	56
4.30%, 3/15/2045	80	60
PacifiCorp 4.15%, 2/15/2050	135	116
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	200	212
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	126
Series A-4, 5.21%, 12/1/2047	80	82
Series A-5, 5.10%, 6/1/2052	150	153
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	176
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	90	62
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	182
5.85%, 11/1/2027	286	301
Series C, 4.13%, 3/1/2048	131	108
5.70%, 3/1/2053	85	88
Tucson Electric Power Co. 5.50%, 4/15/2053	305	309
Union Electric Co.
3.90%, 4/1/2052	191	160
5.45%, 3/15/2053	185	193
Vistra Operations Co. LLC 4.88%, 5/13/2024 (d)	420	414
		8,053
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	236	191
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	357	345
Walt Disney Co. (The)
2.65%, 1/13/2031	386	341
3.50%, 5/13/2040	371	316
		1,193
Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.85%, 4/5/2029 (d)	115	105
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (d)	130	125
Global Payments, Inc.
3.20%, 8/15/2029	367	323
5.30%, 8/15/2029	70	69
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	215	160
		782
Food Products — 0.0% ^
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	143	122
Kellogg Co. 5.25%, 3/1/2033	211	217
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	220
4.38%, 6/1/2046	132	115
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	443	353
		1,027

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	156
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	163
Southern California Gas Co. 6.35%, 11/15/2052	150	173
		492
Ground Transportation — 0.1%
CSX Corp. 3.80%, 11/1/2046	219	179
Kansas City Southern 4.70%, 5/1/2048	178	163
Norfolk Southern Corp. 3.05%, 5/15/2050	215	149
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	700	623
Union Pacific Corp.
3.55%, 8/15/2039	297	252
4.95%, 5/15/2053	190	192
		1,558
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	64
DH Europe Finance II SARL 3.25%, 11/15/2039	119	99
		163
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	138
Banner Health 1.90%, 1/1/2031	288	236
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	77
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	175	124
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	141
CommonSpirit Health
1.55%, 10/1/2025	75	69
2.78%, 10/1/2030	170	145
3.91%, 10/1/2050	75	58
CVS Health Corp. 5.25%, 2/21/2033	250	255
Elevance Health, Inc. 2.25%, 5/15/2030	422	362
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	250
HCA, Inc.
5.25%, 6/15/2026	968	969
5.50%, 6/15/2047	140	131
3.50%, 7/15/2051	128	88
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	109
MultiCare Health System 2.80%, 8/15/2050	132	81
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	33
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	114
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	139
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	118
Universal Health Services, Inc. 2.65%, 10/15/2030	22	18
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	229
		3,884
Health Care REITs — 0.0% ^
Healthcare Realty Holdings LP 2.00%, 3/15/2031	414	323

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Healthpeak OP LLC 2.13%, 12/1/2028	323	280
Physicians Realty LP 2.63%, 11/1/2031	130	103
Sabra Health Care LP 3.20%, 12/1/2031	205	150
		856
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.80%, 2/15/2033	330	333
3.35%, 3/12/2050	214	160
		493
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC
3.25%, 6/1/2025	892	860
5.80%, 3/1/2033	224	231
5.75%, 10/1/2041	205	201
Southern Power Co. 5.15%, 9/15/2041	230	216
		1,508
Insurance — 0.1%
Athene Global Funding
2.75%, 6/25/2024 (d)	313	302
2.50%, 1/14/2025 (d)	124	117
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	151
Brown & Brown, Inc. 2.38%, 3/15/2031	422	337
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	316	206
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	538	434
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (d)	190	163
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	110	93
3.30%, 5/15/2050 (d)	429	309
		2,112
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	183
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	294	228
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	302	243
3.50%, 3/1/2042	160	108
3.70%, 4/1/2051	467	299
Comcast Corp.
4.65%, 2/15/2033	390	392
3.25%, 11/1/2039	380	308
2.80%, 1/15/2051	380	257
Discovery Communications LLC 3.63%, 5/15/2030	164	146
		1,753

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — 0.0% ^
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (d)	295	288
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (d)	346	290
Steel Dynamics, Inc. 1.65%, 10/15/2027	275	236
		814
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	140
Consumers Energy Co.
4.63%, 5/15/2033	285	284
3.25%, 8/15/2046	102	76
Puget Energy, Inc. 2.38%, 6/15/2028	258	227
San Diego Gas & Electric Co. 2.95%, 8/15/2051	350	244
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	160	110
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	205
		1,286
Office REITs — 0.0% ^
Corporate Office Properties LP 2.75%, 4/15/2031	271	201
Oil, Gas & Consumable Fuels — 0.3%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (d)	200	180
Boardwalk Pipelines LP 4.45%, 7/15/2027	185	180
BP Capital Markets America, Inc.
3.63%, 4/6/2030	279	265
4.81%, 2/13/2033	240	244
2.77%, 11/10/2050	208	141
3.00%, 3/17/2052	75	53
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	375	378
Coterra Energy, Inc. 3.90%, 5/15/2027	140	134
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	200	208
Energy Transfer LP
3.90%, 5/15/2024 (g)	535	524
3.90%, 7/15/2026	303	291
4.40%, 3/15/2027	445	432
5.00%, 5/15/2044 (g)	525	448
Enterprise Products Operating LLC 4.45%, 2/15/2043	317	282
Exxon Mobil Corp. 3.00%, 8/16/2039	643	520
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	180	148
4.32%, 12/30/2039 (d)	130	99
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	193	156
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	500	463
3.45%, 10/15/2027 (d)	306	277
HF Sinclair Corp. 5.88%, 4/1/2026	109	110
MPLX LP 4.50%, 4/15/2038	226	201
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	195	165
Phillips 66 Co. 3.55%, 10/1/2026 (d)	214	204
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	438	441

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Targa Resources Corp. 4.20%, 2/1/2033	90	81
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	336
Williams Cos., Inc. (The) 5.65%, 3/15/2033	150	155
		7,116
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	290
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	59
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	265	247
Merck & Co., Inc. 2.35%, 6/24/2040	312	230
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	1,065	812
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	227	216
Viatris, Inc.
3.85%, 6/22/2040	252	177
4.00%, 6/22/2050	181	119
Zoetis, Inc. 5.60%, 11/16/2032	287	306
		2,166
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	180	189
Residential REITs — 0.0% ^
UDR, Inc.
2.10%, 8/1/2032	416	320
1.90%, 3/15/2033	65	49
		369
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	146
2.50%, 8/16/2031	100	77
Realty Income Corp. 1.80%, 3/15/2033	275	204
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	565	541
		968
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	224	171
Broadcom, Inc.
1.95%, 2/15/2028 (d)	470	409
3.19%, 11/15/2036 (d)	279	211
Intel Corp.
5.63%, 2/10/2043	80	82
5.70%, 2/10/2053	135	138
KLA Corp. 3.30%, 3/1/2050	470	359
Microchip Technology, Inc.
0.97%, 2/15/2024	63	61
0.98%, 9/1/2024	74	70

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
NXP BV (China)
5.00%, 1/15/2033	260	253
3.25%, 5/11/2041	340	246
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (d)	350	279
4.63%, 7/22/2032 (d)	200	202
Xilinx, Inc. 2.38%, 6/1/2030	610	532
		3,013
Software — 0.1%
Oracle Corp.
4.90%, 2/6/2033	230	225
3.80%, 11/15/2037	680	565
5.55%, 2/6/2053	160	152
Roper Technologies, Inc. 1.75%, 2/15/2031	218	174
VMware, Inc.
1.40%, 8/15/2026	394	349
4.70%, 5/15/2030	364	353
		1,818
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	185	157
1.88%, 10/15/2030	1,039	824
CubeSmart LP 2.00%, 2/15/2031	505	396
Equinix, Inc.
2.90%, 11/18/2026	314	292
2.00%, 5/15/2028	424	363
Life Storage LP 2.40%, 10/15/2031	290	234
		2,266
Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.95%, 9/15/2052	153	153
Lowe's Cos., Inc.
1.70%, 10/15/2030	235	190
3.70%, 4/15/2046	548	419
Tractor Supply Co. 1.75%, 11/1/2030	436	347
		1,109
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	343
2.70%, 8/5/2051	415	292
Dell International LLC 6.20%, 7/15/2030	850	887
		1,522
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	340	267
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	357

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
4.39%, 8/15/2037	255	208
3.73%, 9/25/2040	346	247
		1,079
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	390	372
2.88%, 1/15/2026	235	219
1.88%, 8/15/2026	675	598
		1,189
Wireless Telecommunication Services — 0.0% ^
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	220	193
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (d)	155	128
T-Mobile USA, Inc. 2.55%, 2/15/2031	710	602
		923
Total Corporate Bonds (Cost $116,322)		100,801
Mortgage-Backed Securities — 3.8%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,265
Pool # WA1626, 3.45%, 8/1/2032	1,191	1,123
Pool # WN3225, 3.80%, 10/1/2034	740	706
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	507	481
Pool # QA6772, 3.50%, 1/1/2050	245	231
Pool # QB1397, 2.50%, 7/1/2050	66	57
Pool # QB4026, 2.50%, 10/1/2050	1,826	1,599
Pool # QB4045, 2.50%, 10/1/2050	1,154	997
Pool # QB4484, 2.50%, 10/1/2050	619	542
Pool # QB4542, 2.50%, 10/1/2050	630	550
Pool # QB5092, 2.50%, 11/1/2050	470	412
Pool # RA4224, 3.00%, 11/1/2050	260	235
Pool # QB8503, 2.50%, 2/1/2051	739	638
Pool # QC4789, 3.00%, 7/1/2051	619	560
Pool # QD5778, 3.00%, 1/1/2052	702	631
Pool # QD4686, 4.00%, 1/1/2052	437	418
Pool # QE1637, 4.00%, 5/1/2052	307	297
Pool # QE1832, 4.50%, 5/1/2052	368	367
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	1,040	1,066
Pool # FM3118, 3.00%, 5/1/2050	453	412
Pool # BQ2894, 3.00%, 9/1/2050	957	870
Pool # BQ3996, 2.50%, 10/1/2050	690	599
Pool # BQ5243, 3.50%, 10/1/2050	348	326
Pool # CA7398, 3.50%, 10/1/2050	988	927
Pool # BR4318, 3.00%, 1/1/2051	221	199

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA8637, 4.00%, 1/1/2051	1,613	1,573
Pool # CB2637, 2.50%, 1/1/2052	898	776
Pool # BU3079, 3.00%, 1/1/2052	451	405
Pool # BV0273, 3.00%, 1/1/2052	1,284	1,158
Pool # CB2670, 3.00%, 1/1/2052	832	747
Pool # BV4831, 3.00%, 2/1/2052	426	382
Pool # BV0295, 3.50%, 2/1/2052	1,143	1,078
Pool # BV3950, 4.00%, 2/1/2052	535	515
Pool # BV6743, 4.50%, 5/1/2052	443	439
Pool # BV9515, 6.00%, 6/1/2052	418	430
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	633	649
Pool # AM3010, 5.07%, 3/1/2028	518	538
Pool # BL8639, 1.09%, 4/1/2028	689	594
Pool # BS6144, 3.97%, 1/1/2029	1,505	1,487
Pool # AM5319, 4.34%, 1/1/2029	468	474
Pool # BS8149, 4.97%, 9/1/2029 (h)	900	933
Pool # BS7604, 5.16%, 10/1/2029	600	629
Pool # BS0448, 1.27%, 12/1/2029	984	824
Pool # BL9748, 1.60%, 12/1/2029	396	339
Pool # AN7593, 2.99%, 12/1/2029	289	268
Pool # AN8285, 3.11%, 3/1/2030	295	277
Pool # BS0154, 1.28%, 4/1/2030	284	235
Pool # AM8544, 3.08%, 4/1/2030	132	124
Pool # BS7168, 4.57%, 6/1/2030	848	866
Pool # BL9251, 1.45%, 10/1/2030	770	641
Pool # BS5985, 3.99%, 11/1/2030	540	532
Pool # AM4789, 4.18%, 11/1/2030	249	244
Pool # BL9891, 1.37%, 12/1/2030	535	442
Pool # BL9494, 1.46%, 12/1/2030	280	230
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,387
Pool # BS7121, 5.15%, 3/1/2031	1,178	1,234
Pool # BS6203, 4.26%, 4/1/2031	577	571
Pool # BS7813, 4.83%, 6/1/2031	789	819
Pool # BS7167, 4.64%, 7/1/2031	1,611	1,648
Pool # BS7437, 5.04%, 8/1/2031	870	915
Pool # BS5580, 3.68%, 1/1/2032	1,050	1,007
Pool # BS4654, 2.39%, 3/1/2032	883	770
Pool # BL5680, 2.44%, 3/1/2032	1,375	1,193
Pool # BS7642, 5.15%, 5/1/2032	406	429
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,376
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,542
Pool # BS6345, 3.91%, 8/1/2032	500	486
Pool # BM3226, 3.44%, 10/1/2032 (i)	1,292	1,223
Pool # BS6822, 3.81%, 10/1/2032	960	928
Pool # BS6954, 4.93%, 10/1/2032	767	805
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,091
Pool # BS7090, 4.45%, 12/1/2032	1,035	1,049

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN7923, 3.33%, 1/1/2033	565	522
Pool # BS7398, 4.74%, 2/1/2033	835	867
Pool # BS5357, 3.41%, 3/1/2033	770	717
Pool # AN9067, 3.51%, 5/1/2033	310	291
Pool # BS8416, 4.56%, 5/1/2033 (h)	605	614
Pool # BS5511, 3.45%, 8/1/2033	1,030	962
Pool # BS5127, 3.15%, 9/1/2033	580	526
Pool # BL1012, 4.03%, 12/1/2033	300	293
Pool # BL0900, 4.08%, 2/1/2034	170	167
Pool # BL7124, 1.93%, 6/1/2035	699	565
Pool # AN0375, 3.76%, 12/1/2035	664	643
Pool # AN4430, 3.61%, 1/1/2037	607	583
Pool # BF0045, 4.50%, 3/1/2052	244	245
Pool # BF0109, 4.00%, 2/1/2056	407	397
Pool # BF0091, 3.50%, 5/1/2056	1,005	939
Pool # BF0108, 4.50%, 6/1/2056	459	457
Pool # BF0230, 5.50%, 1/1/2058	1,429	1,488
Pool # BF0497, 3.00%, 7/1/2060	679	607
Pool # BF0580, 3.50%, 12/1/2061	555	519
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	949	889
Pool # BR3929, 3.50%, 10/20/2050	463	434
Pool # BW1726, 3.50%, 10/20/2050	575	539
Pool # BS8546, 2.50%, 12/20/2050	1,502	1,295
Pool # BR3928, 3.00%, 12/20/2050	733	679
Pool # BU7538, 3.00%, 12/20/2050	492	456
Pool # 785294, 3.50%, 1/20/2051	1,497	1,374
Pool # CA8452, 3.00%, 2/20/2051	2,137	1,976
Pool # CA9005, 3.00%, 2/20/2051	425	402
Pool # CB1543, 3.00%, 2/20/2051	1,469	1,338
Pool # CA3588, 3.50%, 2/20/2051	1,449	1,358
Pool # CB1536, 3.50%, 2/20/2051	1,570	1,482
Pool # CB1542, 3.00%, 3/20/2051	938	856
Pool # CB4433, 3.00%, 3/20/2051	1,725	1,538
Pool # CC0070, 3.00%, 3/20/2051	233	217
Pool # CC8726, 3.00%, 3/20/2051	349	320
Pool # CC8738, 3.00%, 3/20/2051	408	373
Pool # CC8723, 3.50%, 3/20/2051	1,954	1,831
Pool # CC0088, 4.00%, 3/20/2051	80	78
Pool # CC0092, 4.00%, 3/20/2051	189	184
Pool # CC8727, 3.00%, 4/20/2051	513	467
Pool # CC8739, 3.00%, 4/20/2051	1,409	1,288
Pool # CC8740, 3.00%, 4/20/2051	1,205	1,102
Pool # CC8751, 3.00%, 4/20/2051	261	238
Pool # CA3563, 3.50%, 7/20/2051	1,010	958
Pool # CE2586, 3.50%, 7/20/2051	1,439	1,349
Pool # CK1527, 3.50%, 12/20/2051	1,039	980
Pool # CJ8184, 3.50%, 1/20/2052	1,130	1,059

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CK2660, 3.00%, 2/20/2052	735	662
Pool # CK2716, 3.50%, 2/20/2052	858	795
Pool # CN3557, 4.50%, 5/20/2052	514	512
Pool # MA8200, 4.00%, 8/20/2052	270	260
GNMA II, Other Pool # 785183, 2.93%, 10/20/2070 (i)	706	634
Total Mortgage-Backed Securities (Cost $100,442)		91,135
Asset-Backed Securities — 2.6%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (d)	85	84
Series 2021-A, Class B, 1.79%, 4/15/2027 (d)	865	842
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	336	300
ACHV ABS TRUST Series 2023-1PL, Class A, 6.42%, 3/18/2030 (d)	92	92
ACM Auto Trust Series 2023-1A, Class A, 6.61%, 1/22/2030 (d)	358	357
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 5.59%, 12/18/2037 (d) (i)	221	217
Series 2021-FL4, Class AS, 5.86%, 12/18/2037 (d) (i)	510	499
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	815	719
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	614	551
Series 2016-3, Class AA, 3.00%, 10/15/2028	436	386
Series 2021-1, Class B, 3.95%, 7/11/2030	862	757
American Credit Acceptance Receivables Trust Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	325	324
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	710	684
Series 2020-3, Class C, 1.06%, 8/18/2026	315	296
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	420	398
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	215	195
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	725	657
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	390	348
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	330	281
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	290	248
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	66	64
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (d)	513	487
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (d)	566	529
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	831	765
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	604	582
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	296	268
CarMax Auto Owner Trust Series 2020-4, Class C, 1.30%, 8/17/2026	290	269
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	405	356
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (d)	190	181
CPS Auto Receivables Trust Series 2021-B, Class C, 1.23%, 3/15/2027 (d)	675	659
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (d)	750	731
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (d)	93	91
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (d)	2	2
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	480	426

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	666	584
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	102	95
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	311	285
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (d)	330	320
Series 2021-2A, Class C, 1.10%, 2/16/2027 (d)	215	206
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	385	376
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	735	731
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	360	324
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	162	144
Exeter Automobile Receivables Trust
Series 2021-2A, Class C, 0.98%, 6/15/2026	760	739
Series 2022-5A, Class C, 6.51%, 12/15/2027	505	513
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (d)	585	557
Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	467	448
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (d)	350	340
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,145	979
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (d)	395	365
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (d)	460	452
Series 2020-4, Class C, 1.28%, 2/16/2027 (d)	585	561
Series 2023-1, Class C, 5.43%, 5/15/2029 (d)	930	925
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (i)	720	617
GLS Auto Receivables Issuer Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (d)	154	153
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,094	967
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	637	536
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	356	356
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	502	480
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 (d)	232	230
Series 2021-B, Class A, 1.11%, 2/15/2029 (d)	92	91
Series 2021-B, Class B, 1.68%, 2/15/2029 (d)	570	552
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (d)	601	595
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (d)	172	167
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (d)	359	355
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,065	947
Marlette Funding Trust Series 2021-1A, Class B, 1.00%, 6/16/2031 (d)	212	210
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (d)	935	908
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	953	843
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	129	118
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (d)	650	629

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	472	440
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	407	369
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	1,144	1,036
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	280	270
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	555	558
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	475	464
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	715	720
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	260	222
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (d)	593	561
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	2,075	1,873
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (d)	89	86
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (d)	189	187
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	767	728
Series 2021-3, Class A, 1.15%, 5/15/2029 (d)	465	457
Prestige Auto Receivables Trust Series 2020-1A, Class C, 1.31%, 11/16/2026 (d)	354	352
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (d) (i)	1,113	1,045
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (d) (g)	1,163	1,104
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (g)	901	842
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	513	466
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	380	345
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (d)	810	752
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (d)	320	303
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	2,223	1,946
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	935	851
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	910	849
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	600	574
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	1,640	1,519
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (d)	470	439
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	205	190
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	245	224
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (d)	194	191
Tricolor Auto Securitization Trust Series 2021-1A, Class C, 1.33%, 9/16/2024 (d)	244	243
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	156	145
Series 2019-2, Class B, 3.50%, 5/1/2028	393	355
Series 2016-2, Class A, 3.10%, 10/7/2028	184	159
Series 2018-1, Class A, 3.70%, 3/1/2030	486	420
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	110	105
Upstart Securitization Trust Series 2021-4, Class A, 0.84%, 9/20/2031 (d)	91	89
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (d)	378	375

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (d) (g)	216	206
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (d) (g)	357	337
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (d)	105	104
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (d) (g)	435	398
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (d) (g)	1,692	1,555
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (g)	1,455	1,361
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (d) (g)	989	901
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (d) (g)	582	539
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (d) (g)	1,071	1,006
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (d) (g)	1,346	1,236
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	363	343
Westlake Automobile Receivables Trust Series 2020-3A, Class C, 1.24%, 11/17/2025 (d)	260	255
Total Asset-Backed Securities (Cost $65,786)		61,438
Collateralized Mortgage Obligations — 0.9%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (d) (g)	1,145	1,072
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	492	484
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	996	854
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 ‡ (d) (i)	121	118
Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (d) (i)	776	752
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (d) (i)	862	821
FHLMC, REMIC Series 5225, Class QL, 4.00%, 5/25/2052	810	706
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	398	422
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	185	189
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	330	318
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	682
Series 2022-46, Class GZ, 4.50%, 7/25/2052	697	642
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,632	1,561
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	775	799
GNMA
Series 2021-83, Class KB, 1.25%, 5/20/2051	468	370
Series 2022-93, Class JZ, 4.50%, 5/20/2052	446	367
Series 2014-H06, Class HB, 5.22%, 3/20/2064 (i)	188	187
Series 2015-H11, Class FC, 5.12%, 5/20/2065 (i)	465	460
Series 2015-H18, Class FA, 5.02%, 6/20/2065 (i)	197	196
Series 2021-H14, Class YD, 8.02%, 6/20/2071 (i)	990	1,031
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (d) (g)	394	365
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (d) (i)	330	322
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (d) (i)	644	608
Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (g)	306	282
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	985	935
Series 2019-1, Class MT, 3.50%, 7/25/2058	347	324
Series 2019-2, Class M55D, 4.00%, 8/25/2058	933	894

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-3, Class M55D, 4.00%, 10/25/2058	953	913
Series 2019-4, Class M55D, 4.00%, 2/25/2059	388	371
Series 2020-1, Class M55G, 3.00%, 8/25/2059	870	803
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,138	1,030
Series 2020-3, Class TTW, 3.00%, 5/25/2060	1,100	1,029
Series 2022-1, Class MTU, 3.25%, 11/25/2061	339	305
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (i)	1,868	1,513
Total Collateralized Mortgage Obligations (Cost $23,359)		21,725
Commercial Mortgage-Backed Securities — 0.5%
BPR Trust Series 2021-KEN, Class A, 6.19%, 2/15/2029 (d) (i)	475	464
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	613
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.36%, 7/25/2041 (d) (i)	843	768
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.60%, 7/25/2024 (i)	64,335	343
Series K-1511, Class A1, 3.28%, 10/25/2030	687	658
Series K-1510, Class A2, 3.72%, 1/25/2031	265	256
Series K-150, Class A2, 3.71%, 9/25/2032 (i)	800	768
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	583	545
Series 2020-M50, Class A1, 0.67%, 10/25/2030	226	209
Series 2020-M50, Class X1, IO, 1.89%, 10/25/2030 (i)	2,307	167
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (i)	554	444
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (i)	725	589
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (i)	1,590	1,340
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (i)	809	786
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	120	114
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (i)	1,341	119
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (i)	570	519
Series 2015-K48, Class C, 3.65%, 8/25/2048 (d) (i)	40	38
Series 2016-K56, Class B, 3.95%, 6/25/2049 (d) (i)	415	399
Series 2016-K58, Class B, 3.74%, 9/25/2049 (d) (i)	415	396
Series 2017-K728, Class C, 3.65%, 11/25/2050 (d) (i)	215	208
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 5.74%, 12/15/2037 (d) (i)	394	378
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	925	737
Total Commercial Mortgage-Backed Securities (Cost $11,504)		10,858
Foreign Government Securities — 0.0% ^
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (d)	200	164
Republic of Panama 3.16%, 1/23/2030	300	263
Republic of Peru 2.78%, 12/1/2060	147	87
United Mexican States 3.50%, 2/12/2034	730	621
Total Foreign Government Securities (Cost $1,393)		1,135

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Rev., 5.17%, 4/1/2041 (Cost $205)	205	217
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (k) (Cost $30,821)	30,821	30,821
Total Investments — 99.8% (Cost $2,227,517)		2,362,007
Other Assets Less Liabilities — 0.2%		5,422
NET ASSETS — 100.0%		2,367,429

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2023.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2023 is $214 or 0.01% of the Fund’s net assets as of March 31, 2023.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2023.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.

(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	86	06/16/2023	USD	17,784	730
Short Contracts
EURO STOXX 50 Index	(129)	06/16/2023	EUR	(5,972)	(172)
MSCI EAFE E-Mini Index	(168)	06/16/2023	USD	(17,608)	(548)
MSCI Emerging Markets E-Mini Index	(704)	06/16/2023	USD	(35,045)	(997)
					(1,717)
					(987)

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$59,075	$2,363	$61,438
Collateralized Mortgage Obligations	—	20,371	1,354	21,725
Commercial Mortgage-Backed Securities	—	10,858	—	10,858
Corporate Bonds	—	100,801	—	100,801
Exchange-Traded Funds	787,657	—	—	787,657
Foreign Government Securities	—	1,135	—	1,135
Investment Companies	1,124,343	—	—	1,124,343
Mortgage-Backed Securities	—	91,135	—	91,135
Municipal Bonds	—	217	—	217
U.S. Treasury Obligations	—	131,877	—	131,877
Short-Term Investments
Investment Companies	30,821	—	—	30,821
Total Investments in Securities	$1,942,821	$415,469	$3,717	$2,362,007
Appreciation in Other Financial Instruments
Futures Contracts	$730	$—	$—	$730
Depreciation in Other Financial Instruments
Futures Contracts	(1,717)	—	—	(1,717)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(987)	$—	$—	$(987)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of June 30, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023
Investments in Securities:
Asset-Backed Securities	$24,987	$—(a)	$134	$—(a)	$—	$(1,577)	$2,179	$(23,360)	$2,363
Collateralized Mortgage Obligations	6,096	—	(6)	— (a)	—	(929)	1,335	(5,142)	1,354
Commercial Mortgage-Backed Securities	376	—	—	—	—	—	—	(376)	—
Total	$31,459	$—(a)	$128	$—(a)	$—	$(2,506)	$3,514	$(28,878)	$3,717

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $119.
For the period ended March 31, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$325,358	$63,509	$49,410	$(3,406)	$49,854	$385,905	7,165	$3,203	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	54,675	8,323	34,015	2,001	(2,239)	28,745	347	997	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	118,802	65,429	4,327	(790)	(1,387)	177,727	3,786	2,469	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	78,640	27,829	11,666	(176)	6,514	101,141	1,341	977	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	67,478	25,143	9,866	(1,666)	6,252	87,341	1,609	791	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	4,149	1,489	3,763	(431)	643	2,087	46	194	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	158,071	42,214	3,879	(571)	(2,513)	193,322	26,446	4,412	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	31,678	3,944	29,430	(8,867)	7,146	4,471	757	603	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	164,683	39,294	76,960	(11,261)	12,249	128,005	8,307	3,706	—
JPMorgan Equity Index Fund Class R6 Shares (a)	624,806	103,946	98,312	(10,518)	64,378	684,300	11,101	7,861	128
JPMorgan High Yield Fund Class R6 Shares (a)	91,217	33,897	11,258	(1,338)	1,727	114,245	18,397	4,659	—
JPMorgan Inflation Managed Bond ETF (a)	13,894	14,098	23,160	(863)	742	4,711	99	338	38
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	78,148	356,987	404,314	—	—	30,821	30,821	1,572	—
Total	$1,811,599	$786,102	$760,360	$(37,886)	$143,366	$1,942,821		$31,782	$166

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.